Summary Of Significant Accounting Policies (Details) (USD $)			12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Foreclosed Properties Acquired In Compliance With Hud Servicing Guide lines [Member]	Jan. 02, 2010 Consolidated Due To Adoption Of ASC 810 [Member]	Jan. 02, 2010 Deconsolidated Due To Adoption Of ASC 810 [Member]	Dec. 31, 2011 Buildings [Member] years	Dec. 31, 2011 Furniture, Fixtures And Equipment [Member] years	Dec. 31, 2011 Intangible Asset Related To Deposit Bases [Member] years
Change in Accounting Estimate [Line Items]
Larger commercial loan balances outstanding			$ 1,000,000
Minimum useful lives of premises and equipment, years							7	3
Maximum useful lives of premises and equipment, years							45	15
Real estate acquired by foreclosure	85,244,000	125,401,000		16,400,000
Deposit based assets, amortized period, years									10
Aggregate unpaid principal balance on consumer loans					245,200,000
Secured borrowings					236,300,000
Recognized reduction of undivided profits					10,600,000
Recognition adjustment to the ALLL					24,600,000
Recognition of adjustment to ALLL, net of tax					15,600,000
Reduction of loans net of unearned income and term borrowings						$ 30,500,000